Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases
Summary related to operating leases

Amount
RMB
Operating lease right-of-use assets, net	17,064
Operating lease liabilities - current	8,995
Operating lease liabilities - non-current	6,666
Total operating lease liabilities	15,661
Weighted average remaining lease term	1.42
Weighted average discount rate	4.75%

Amount
RMB
Operating lease expenses	11,260
Short-term lease expenses	3,818
Total lease expenses *	15,078
Cash paid for amounts included in the measurement of lease liabilities	9,581
Supplemental noncash information on lease liabilities arising from obtaining right-of- use assets	18,942

Summary of maturity of operating lease liabilities under the Group's non-cancellable operating leases

Amount
RMB
2021	9,504
2022	6,696
2023	106
Total future minimum payments	16,306
Less: interest	645
Present value of operating lease liabilities	15,661